Employee Future Benefits - Summary of Re-measurement Effects Recognized in Other Comprehensive Income (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension plans [Member]
Disclosure of defined benefit plans [Line Items]
Experience	CAD (15)
Demographic assumption changes		CAD 94
Economic assumption changes	(214)	(116)
Return on plan assets greater (less) than discount rate	312	158
Total re-measurement effects	83	136
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Experience	9	2
Demographic assumption changes		16
Economic assumption changes	(41)	(20)
Return on plan assets greater (less) than discount rate	30	8
Total re-measurement effects	CAD (2)	CAD 6